8. INTANGIBLE ASSETS (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details 1
2014	$ 64,286
2015	64,286
2016	64,286
2017	64,286
2018	64,286
Thereafter	374,999
Finite-Lived Intangible Assets, Net	$ 696,429	$ 760,714